Cash, Cash Equivalents, and Restricted Cash - Schedule of Cash,Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents:
Total cash and cash equivalents	$ 101,045	$ 622,985
Hippo Enterprises Inc And Subsidiaries [Member]
Cash and cash equivalents:
Total cash and cash equivalents	364,100,000	452,300,000		$ 23,300,000
Restricted cash:
Total restricted cash	46,100,000	40,100,000		18,700,000
Total cash, cash equivalents, and restricted cash	410,200,000	492,400,000	$ 87,000,000.0	42,100,000	$ 42,000,000.0
Hippo Enterprises Inc And Subsidiaries [Member] | As Previously Reported
Restricted cash:
Total cash, cash equivalents, and restricted cash				42,000,000.0
Hippo Enterprises Inc And Subsidiaries [Member] | Cash [Member]
Cash and cash equivalents:
Total cash and cash equivalents	126,200,000	56,700,000		19,600,000
Hippo Enterprises Inc And Subsidiaries [Member] | Money Market Funds [Member]
Cash and cash equivalents:
Total cash and cash equivalents	237,900,000	372,100,000		3,700,000
Hippo Enterprises Inc And Subsidiaries [Member] | Treasury bills [Member]
Cash and cash equivalents:
Total cash and cash equivalents	0	23,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fiduciary Assets [Member]
Restricted cash:
Total restricted cash	28,000,000.0	12,100,000		12,700,000
Hippo Enterprises Inc And Subsidiaries [Member] | Letters of credit and cash on deposit [Member]
Restricted cash:
Total restricted cash	$ 18,100,000	$ 28,000,000.0		$ 6,000,000.0